NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2014
BASIS OF PRESENTATION
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

        CNH Industrial Capital LLC (formerly known as CNH Capital LLC) and its wholly-owned operating subsidiaries, including New Holland Credit Company, LLC ("New Holland Credit") and CNH Industrial Capital America LLC ("CNH Industrial Capital America"), and its majority-owned operating subsidiary CNH Industrial Capital Canada Ltd. ("CNH Industrial Capital Canada") (collectively, "CNH Industrial Capital" or the "Company"), are each a wholly-owned subsidiary of CNH Industrial America LLC ("CNH Industrial America"), which is an indirect wholly-owned subsidiary of CNH Industrial N.V. ("CNHI" and, together with its consolidated subsidiaries, "CNH Industrial"). CNH Industrial America and CNH Industrial Canada Ltd. (collectively, "CNH Industrial North America") design, manufacture, and sell agricultural and construction equipment. CNH Industrial Capital provides financial services for CNH Industrial North America dealers and end-use customers primarily located in the United States and Canada.

        On September 29, 2013, Fiat Industrial S.p.A. and CNH Global N.V. ("CNH Global"), the former indirect parents of CNH Industrial Capital, completed a merger to combine their businesses, with CNHI as the surviving entity. As a result of the merger, CNH Industrial Capital LLC and its primary operating subsidiaries, including CNH Industrial Capital America, New Holland Credit and CNH Industrial Capital Canada, have become indirect wholly-owned subsidiaries of CNHI (with all of the equity interests in CNH Industrial Capital LLC owned by CNHI through intermediate companies, through which CNHI exercises indirect control over CNH Industrial Capital LLC). CNHI is incorporated in and under the laws of The Netherlands. The common shares of CNHI are listed on the New York Stock Exchange under the symbol "CNHI," as well as on the Mercato Telematico Azionario managed by Borsa Italiana S.p.A.

        On February 28, 2014, CNH Capital LLC changed its name to CNH Industrial Capital LLC; CNH Capital America LLC changed its name to CNH Industrial Capital America LLC; and CNH Capital Canada Ltd. changed its name to CNH Industrial Capital Canada Ltd.

        Effective July 1, 2012, CNH Industrial Capital LLC sold its equity interests in CNH Capital Insurance Agency, Inc. and CNH Capital Canada Insurance Agency Ltd. and entered into a five-year master services agreement allowing the buyer to use the "CNH Industrial Capital" name during that period. CNH Industrial Capital LLC received approximately $35,000 in connection with the transaction, primarily representing a prepayment on the master services agreement.

        Effective October 24, 2014 CNH Industrial Capital closed on a series of agreements with Citibank, N.A. and certain affiliates of Citibank, N.A. (together, "Citi"), pursuant to which Citi acquired CNH Industrial Capital's portfolio of commercial revolving accounts ("CRA") receivables. Pursuant to these agreements, Citi offers a private-label CRA product through CNH Industrial dealers in North America.

        To support CNH Industrial North America's sales of agricultural and construction equipment products, the Company offers retail financing to end-use customers and wholesale financing to CNH Industrial North America equipment dealers, which are almost entirely independently owned. Wholesale financing consists primarily of dealer floorplan financing and allows dealers the ability to maintain a representative inventory of products. In addition, the Company provides financing to dealers for equipment used in dealer-owned rental yards, parts inventory, working capital, and other financing needs. The Company provides and administers retail financing, primarily retail installment sales contracts, finance leases and operating leases to end-use customers for the purchase or lease of new and used CNH Industrial North America equipment and other agricultural and construction equipment sold primarily through CNH Industrial North America dealers and distributors. In addition, the Company purchases equipment from dealers that is leased to retail customers under operating lease agreements. Customers also use CRA products to purchase parts, service, rentals, implements, and attachments from CNH Industrial North America dealers. The Company also finances a variety of insurance and other products for end users and dealers in conjunction with the purchase of new and used equipment. As a captive finance company, the Company is reliant on the operations of CNH Industrial North America, its dealers and end-use customers.